Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2025
Summary of significant accounting policies
Schedule of financial statement amounts and balances of the VIEs

	As of December 31,
	2024	2025
	RMB	RMB
ASSETS
Cash and cash equivalents	339,495,145	469,616,029
Restricted cash	83,387	34,931
Short-term bank deposits	80,000,000	196,493,754
Accounts receivable, net	48,706,963	76,835,525
Prepayments	26,353,088	15,565,395
Amounts due from related parties	74,116,192	91,548,882
Other current assets	175,835,175	169,919,175
Property and equipment, net	3,088,802	2,626,675
Long-term bank deposits	160,000,000	—
Intangible assets, net	59,542,225	32,278,768
Right-of-use assets	12,891,088	3,341,437
Investments	193,677,231	195,447,619
Other non-current assets	63,013,382	56,286,173
Total Assets	1,236,802,678	1,309,994,363
LIABILITIES
Accounts payable	436,642,460	498,282,741
Advances from customers	4,412,848	2,277,588
Deferred revenue	251,591,800	236,124,062
Accrued expenses and other current liabilities	117,124,157	111,867,960
Amounts due to related parties	220,194,409	111,302,560
Lease liabilities	12,649,480	3,165,386
Total Liabilities	1,042,615,154	963,020,297

	Years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Net revenue	5,459,630,803	4,234,608,729	3,809,355,931
Net (loss) income	(49,971,489)	(266,581,526)	185,239,077

	Years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Net cash (used in) provided by operating activities	(180,359,213)	(385,060,569)	85,673,058
Net cash provided by investing activities	55,516,731	380,148,093	47,771,310
Net cash used in financing activities	(965)	—	—

Schedule of quoted market prices to determine the fair value of an asset or liability

			Quoted Prices in Active	Significant Other
			Markets for Identical	Observable
As of December 31,	Description	Fair Value	Assets (Level 1)	Inputs (Level 2)
		RMB	RMB	RMB
2024	Investment in equity investees	76,929,667	76,929,667	—
2025	Investment in equity investees	11,062,659	11,062,659	—

Schedule of fair value and the non-recurring losses recognized due impairment of the related assets

As of December 31, 2024

Description	Fair Value	Total Losses
	RMB	RMB
Equity method investments	—	7,085,156
Equity investments without readily determinable fair value	—	19,689,373
Intangible assets, net – agency contract rights	—	61,679,245
Other non-current assets - prepayments	—	13,793,447
Total	—	102,247,221

As of December 31, 2025

Description	Fair Value	Total Losses
	RMB	RMB
Equity investments without readily determinable fair value	—	2,114,370
Total	—	2,114,370

Schedule of property and equipment, net estimated useful lives

Computer and transmission equipment	3 years
Leasehold improvements	Over the shorter of the lease term or expected useful lives
Furniture and office equipment	5 years
Motor vehicles	5 years

Schedule of intangible assets, net estimated useful lives

Agency contract rights	Over the contract period
License for Online Transmission of Audio/Video Programs (1)	Infinite life
Software	3 - 5 years
Licensed copyrights of content	1 - 3 years
Others	3 - 10 years
(1)

The license permits the Group in the provision of online streaming of video on its platforms. The license is renewable every 3 years and may be renewed indefinitely. The Group has renewed this license in March 2024 which remains valid until March 2027, and intends to renew the license indefinitely.

Schedule of disaggregation of revenue

	Years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Live streaming	4,799,005,778	3,073,920,690	2,177,418,656
Innovative business	—	1,015,882,444	1,446,157,085
Advertisement and other revenue	731,398,779	181,022,322	195,275,938
Total	5,530,404,557	4,270,825,456	3,818,851,679

Schedule of concentration of risk, accounts receivable, net

	As of December 31,
	2024		2025
	RMB	%	RMB	%	US$	%
Company A	6,930,689	14%	*	*	*	*
Company B	*	*	12,672,979	16%	1,812,212	16%
Company C	6,273,190	13%	*	*	*	*
Company D	*	*	12,889,482	17%	1,843,171	17%
*	Represents less than 10% of accounts receivable, net for the period.